Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

22.Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations

Three months ended

(Dollars in thousands except per share data)

2011	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 9,062	$ 9,737	$ 8,874	$ 4,648
Interest expense	1,362	1,393	1,403	1,061
Net interest income	7,700	8,344	7,471	3,587
Provision for loan losses	800	800	50	150
Net income available to common stockholders	1,967	1,707	1,183	523
Basic earnings per common share	0.29	0.25	0.17	0.12
Diluted earnings per common share	0.29	0.25	0.17	0.12

2010	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,786	$ 4,759	$ 4,574	$ 4,390
Interest expense	1,179	1,234	1,281	1,248
Net interest income	3,607	3,525	3,293	3,142
Provision for loan losses	642	200	170	70
Net income available to common stockholders	195	313	530	465
Basic earnings per common share	0.05	0.08	0.14	0.12
Diluted earnings per common share	0.05	0.08	0.13	0.12

2009	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,374	$ 4,392	$ 4,227	$ 4,102
Interest expense	1,308	1,406	1,416	1,450
Net interest income	3,066	2,986	2,811	2,652
Provision for loan losses	140	210	250	300
Net income available to common stockholders	466	227	447	410
Basic earnings per common share	0.12	0.06	0.12	0.11
Diluted earnings per common share	0.12	0.06	0.12	0.11